Concentrations - Schedule of Allowance for Credit Losses for Accounts Receivable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Allowance for Credit Losses for Accounts Receivable [Line Items]
Balance at beginning of the year	$ 28	$ 86
Current year addition (reversal)	3,981	(58)
Written-off as uncollectible
Changes due to foreign exchange
Balance at end of the year	4,009	28
Related Party [Member]
Schedule of Allowance for Credit Losses for Accounts Receivable [Line Items]
Balance at beginning of the year	3,636,682	1,655,075
Current year addition (reversal)	3,522,462	1,960,371
Written-off as uncollectible	(1,570,395)
Changes due to foreign exchange	3,221	21,236
Balance at end of the year	$ 5,591,970	$ 3,636,682